Segment Information - Summary of Revenues from Geographic Segments Based on Domicile of Customer (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of geographical areas [line items]
Total	₨ 610,232	$ 8,094	₨ 585,845	₨ 544,871
Operating Segments [member]
Disclosure of geographical areas [line items]
Total	613,401		589,060	546,359
Operating Segments [member] | India [member]
Disclosure of geographical areas [line items]
Total	30,158		30,999	43,099
Operating Segments [member] | Americas [member]
Disclosure of geographical areas [line items]
Total	352,319		325,432	283,515
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
Total	144,876		147,074	138,597
Operating Segments [member] | Rest of the World [member]
Disclosure of geographical areas [line items]
Total	₨ 86,048		₨ 85,555	₨ 81,148